Leases - Summary of maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	¥ 15,526
2024	7,853
Total undiscounted lease payments	23,379
Less: imputed interest	(697)
Total lease liabilities	¥ 22,682	¥ 27,882